SHARE-BASED PAYMENTS - Assumptions (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Share-based Payment Arrangements [Abstract]
Weighted average share price	$ 33.94	$ 27.42
Exercise price	$ 34.50	$ 27.15
Dividend yield	1.18%	1.31%
Expected volatility	19.70%	18.34%
Risk-free interest rate	1.48%	2.07%
Expected option term	4 years	4 years